CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Thousands, $ in Thousands	USD ($) shares	Restricted share units USD ($) shares	Performance Share Units PSUs USD ($)	Share capital USD ($) shares	Share capital Restricted share units USD ($) shares	Share capital Performance Share Units PSUs USD ($) shares	Contributed surplus USD ($)	Contributed surplus Restricted share units USD ($)	Contributed surplus Performance Share Units PSUs USD ($)	Accumulated other comprehensive income (loss) USD ($)	Retained (deficit) earnings USD ($)	Non- controlling interests USD ($)
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2023 | shares				1,302,396
Beginning balance equity at Dec. 31, 2023	$ 3,909,975			$ 3,454,811			$ 84,970			$ (125,256)	$ 395,854	$ 99,596
Net income (loss)	$ (626,653)										(629,891)	3,238
Dividends (in shares) | shares	9,000			9,140
Dividends (Note 14)	$ (184,993)			$ 24,566			1,141				(210,700)
Gain on investments, net of deferred income tax (Note 8)	22,485									22,485
Shares issued for flow-through financing (in shares) | shares				2,700
Shares issued in flow-through financing (Note 14)	$ 7,058			$ 7,058
Shares issued on exercise of stock options (in shares) | shares	1,247			1,247
Shares issued on exercise of stock options (Note 14)	$ 3,122			$ 3,122
Shares issued on vesting of RSUs and PSUs (in shares) | shares		1,625			1,614	944
Shares issued on vesting of RSUs and PSUs		$ 0	$ 0		$ 6,839	$ 7,604		$ (6,839)	$ (7,604)
Shares issued from incentive trust (Note 14)	24			24
Transactions with non-controlling interests (Note 15)	(121,084)										(70,882)	(50,202)
Share-based payments (Note 14)	25,763						25,763
Transfer to share capital on exercise of stock options and incentive trust shares	0			$ 6,247			(6,247)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2024 | shares				1,318,041
Ending balance equity at Dec. 31, 2024	3,035,697			$ 3,510,271			91,184			(102,771)	(515,619)	52,632
Net income (loss)	$ 426,699										401,908	24,791
Dividends (in shares) | shares	1,000			656
Dividends (Note 14)	$ (103,651)			$ 2,515			736				(106,902)
Portion of convertible senior unsecured notes allocated to equity, net of deferred income tax (Note 12)	67,437
Gain on investments, net of deferred income tax (Note 8)	158,726									158,726
Shares issued for flow-through financing (in shares) | shares				2,385
Shares issued in flow-through financing (Note 14)	$ 9,903			$ 9,903
Shares issued on exercise of stock options (in shares) | shares	19,639			19,638
Shares issued on exercise of stock options (Note 14)	$ 66,082			$ 66,082
Shares issued on vesting of RSUs and PSUs (in shares) | shares		2,223			2,223
Shares issued on vesting of RSUs and PSUs		$ 0			$ 7,359			$ (7,359)
Shares purchased and cancelled under Normal Course Issuer Bid (in shares) | shares				(2,321)
Shares purchased and cancelled under Normal Course Issuer Bid (Note 14)	(9,849)			$ (9,849)
Transactions with non-controlling interests (Note 15)	(29,472)										0	(29,472)
Share-based payments (Note 14)	19,944						19,944
Transfer to share capital on exercise of stock options and incentive trust shares	0			$ 20,724			(20,724)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2025 | shares				1,340,622
Ending balance equity at Dec. 31, 2025	$ 3,641,516			$ 3,607,005			$ 151,218			$ 55,955	$ (220,613)	$ 47,951